Financial instruments (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 14,378,215	$ 10,371,103
Fair value	14,378,215	10,371,103
Accrued transaction costs
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	22,360,730
Fair value	0	22,360,730
Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,495,548	1,537,202
Fair value	1,495,548	1,537,202
Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	2,035,010	2,911,810
Fair value	2,035,010	2,911,810
License fee payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	501,800
Fair value	0	501,800
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,200,608	1,135,007
Fair value	1,200,608	1,135,007
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Carrying amount	24,139,281	5,260,480
Fair value	24,139,281	5,260,480
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Carrying amount	47,747,000	0
Fair value	47,747,000	0
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	10,764,579	8,588,255
Fair value	10,764,579	8,588,255
Consideration receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	82,678,366
Fair value	0	82,678,366
Holdback receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	11,909,368	12,068,773
Fair value	$ 11,909,368	$ 12,068,773